Schedule I - Financial Information of Registrant, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities [Abstract]
Net (loss) income from continuing operations	$ 4,533	$ 18,012
Net loss from discontinued operations	(8,312)	(3,195)
Loss on extinguishment of debt	2,267	2,384
Stock-based compensation expense	4,340	2,155
Changes in operating assets and liabilities, net
Net cash provided by operating activities	21,160	110
Investing Activities [Abstract]
Acquisitions	(8,324)	(39,038)
Net cash provided by (used in) investing activities	27,136	(30,805)
Financing Activities [Abstract]
Proceeds from issuance of stock, net of issuance costs	0	6,810
Repurchase of SDI common shares	(4,310)	(631)
Net cash provided by financing activities	72,688	31,329
Net increase (decrease) in cash	120,984	634
Cash, beginning of period [Abstract]
Unrestricted	15,611	18,219
Restricted	2,356	4,704
Total cash at beginning of period	23,557	22,923
Cash, end of period [Abstract]
Unrestricted	105,841	15,611
Restricted	32,074	2,356
Total cash at end of period	144,541	23,557
Standard Diversified Inc. [Member]
Operating Activities [Abstract]
Net (loss) income from continuing operations	(2,311)	5,576
Net loss from discontinued operations	(8,312)	(3,195)
Dividends received from subsidiary	1,772	1,181
Loss on extinguishment of debt	959	0
Stock-based compensation expense	711	744
Amortization of deferred financing costs	166	170
Adjustments to Reconcile Net (Loss) Income to Net Cash Used in Operating Activities [Abstract]
Equity method investees of continuing operations	(5,670)	(11,802)
Equity method investees of discontinued operations	8,312	3,195
Changes in operating assets and liabilities, net
Receivables and other assets	75	1,093
Accounts payable and accrued liabilities	(1,210)	(719)
Net cash provided by operating activities	(5,508)	(3,757)
Investing Activities [Abstract]
Investments in and advances to subsidiaries	(620)	0
Investments in and advances to subsidiaries - discontinued operations	0	(10,000)
Acquisitions	0	(7,395)
Acquisitions - discontinued operations	0	(2,500)
Net cash provided by (used in) investing activities	(620)	(19,895)
Financing Activities [Abstract]
Proceeds from GACP Term Loan, net	24,098	0
(Payments of) proceeds from Crystal Term Loan, net	(15,000)	14,039
Proceeds from issuance of stock, net of issuance costs	0	6,810
Repurchase of SDI common shares	(4,646)	(631)
Net cash provided by financing activities	4,452	20,218
Net increase (decrease) in cash	(1,676)	(3,434)
Cash, beginning of period [Abstract]
Unrestricted	12,171	15,605
Restricted	0	0
Total cash at beginning of period	12,171	15,605
Cash, end of period [Abstract]
Unrestricted	10,495	12,171
Restricted	0	0
Total cash at end of period	$ 10,495	$ 12,171